Other Liabilities - Non-current - Summary of Contract Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Miscellaneous non-current liabilities [abstract]
Advances received from customers - current	$ 330.8	₨ 24,182.7		₨ 11,253.8
Deferred revenue - current	453.8	33,176.6		31,312.7
Deferred revenue -Non-current	663.1	48,477.0		50,157.5
Total contract liabilities	$ 1,447.7	₨ 105,836.3	$ 1,268.3	₨ 92,724.0	₨ 92,504.7